PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Original cost:	$ 2,830,407	$ 2,625,289
Accumulated depreciation	(2,173,173)	(1,990,165)
Property and equipment, net	657,234	635,124
Land and Buildings and building improvements, including facility infrastructure [Member]
Property, Plant and Equipment [Line Items]
Original cost:	347,798	343,247
Accumulated depreciation	(224,796)	(215,515)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Original cost:	2,482,609	2,282,042
Accumulated depreciation	$ (1,948,377)	$ (1,774,650)